Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	583,382	(484,040)	99,342
Transportation equipment	489,560	(8,656)	480,904
Leasehold improvements	39,185	(7,896)	31,289
Mineral property	350,000	-	350,000
	$13,139,661	$(500,592)	$12,639,069

		Accumulated
	Cost	Depreciation	Net
December 31, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	587,126	(503,216)	83,910
Transportation equipment	489,560	-	489,560
Leasehold improvements	39,185	(7,655)	31,530
Mineral property	350,000	-	350,000
	$13,143,405	$(510,871)	$12,632,534